CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)									1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 18, 2021	May 07, 2021	May 06, 2021	Apr. 09, 2021	Feb. 03, 2021	Jan. 19, 2021	Apr. 07, 2019	Jan. 07, 2014	Dec. 31, 2020	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 26, 2018
Short-term Debt [Line Items]
Number of shares called by warrants														241,000,000				488,000
Exercise price of warrants																		$ 62.50
Contractual term													5 years	5 years
Unamortized discount									$ 0				$ 0	$ 153,000
Proceeds from convertible promissory notes											$ 125,000			276,000
Convertible common stock											129,000,000		1,499,154,286
Extinguishment of debt							$ 68,015				$ (224,812)			$ (67,694)
Debt conversion description						After six months from issuance, the note is convertible at the option of the holder at a 50% discount to the lowest traded price of the Company’s common stock over the previous 20 days.
Reduction of interest rate									10	30
Warrant [Member]
Short-term Debt [Line Items]
Contractual term				21 days							4 years
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Proceeds from issuance of convertible debt								$ 244,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Conversion of stock, amount converted								$ 50
Interest rate terms											As a result of the default, the interest rate on the note increased to 30% per annum. Interest was payable on September 30, 2014 and on the maturity date. In December 2020, the lender agreed to reduce the interest rate from the default rate of 30% to the stated rate of 10% retroactively
Other Income											$ 238,151		238,151
Principal amount											129,000
Unamortized discount											31,180
Accrued interest									$ 170,258				170,258
Convertible Notes Payable Fixed Conversion Price [Member]
Short-term Debt [Line Items]
Proceeds from issuance of convertible debt	$ 125,000
Debt conversion, converted instrument, shares issued			86,246,479		20,000,000
Debt conversion, converted instrument, amount			$ 334,986		$ 80,000
Principal amount											0
Debt instrument face amount	$ 129,000
Interest rate	8.00%
Maturity date	Jun. 18, 2022
Conversion rate	$ 0.001
Debt discount amount	$ 4,000
Aggregate fair value											$ 40,019
Stock price											$ 0.0122
Risk-free interest rate											0.89%
Expected volatility rate											443.30%
Convertible Promissory Note One [Member]
Short-term Debt [Line Items]
Principal amount									115,500		$ 0		$ 115,500
Interest rate																	8.00%
Conversion rate																	$ 0.0001
Convertible promissory notes with fixed floors																	$ 242,144
Proceeds from convertible promissory notes																	$ 232,344
Maturity date description																	mature one year from issuance ranging from July to December 2017
Beneficial conversion features																	$ 241,852
Convertible common stock													238,500,335
Stock Issued During Period, Value, Conversion of Units													$ 75,783
Convertible notes payables and accrued interest													23,519
Convertible Promissory Note Two [Member]
Short-term Debt [Line Items]
Principal amount									102,000		$ 0		$ 102,000
Interest rate																8.00%
Conversion rate																$ 0.0001
Convertible promissory notes with fixed floors																$ 477,609
Proceeds from convertible promissory notes																$ 454,584
Maturity date description																mature one year from issuance ranging from January to August 2018
Beneficial conversion features																$ 447,272
Convertible common stock											182,872,798		158,645,272
Stock Issued During Period, Value, Conversion of Units											$ 50,000		$ 51,425
Convertible notes payables and accrued interest											14,004		14,097
Convertible Promissory Note Three [Member]
Short-term Debt [Line Items]
Principal amount									129,220		$ 0		129,220
Interest rate															8.00%
Conversion rate															$ 0.0001
Convertible promissory notes with fixed floors															$ 137,306
Proceeds from convertible promissory notes															$ 130,556
Maturity date description															mature one year from issuance ranging from August 2018 to April 2019
Beneficial conversion features															$ 122,755
Convertible common stock											23,118,645
Stock Issued During Period, Value, Conversion of Units											$ 118,996
Convertible notes payables and accrued interest											27,496
Convertible Promissory Note Four [Member]
Short-term Debt [Line Items]
Principal amount									$ 282,000		$ 0		$ 282,000
Interest rate													8.00%	8.00%
Conversion rate									$ 0.0001		$ 0.0001		$ 0.0001
Convertible promissory notes with fixed floors									$ 282,000				$ 282,000	$ 282,000
Proceeds from convertible promissory notes													$ 276,000	$ 276,000
Maturity date description													mature one year from issuance in July 2020	mature one year from issuance in July 2020
Beneficial conversion features													$ 276,000	$ 276,000
Convertible common stock											156,438,271
Stock Issued During Period, Value, Conversion of Units											$ 310,200
Convertible notes payables and accrued interest											40,186
Issuance Cost													$ 6,000	$ 6,000
Convertible Notes Payable Variable Conversion Price [Member]
Short-term Debt [Line Items]
Number of shares called by warrants				15,000,000
Exercise price of warrants				$ 0.0125
Debt conversion, converted instrument, shares issued				36,000,000
Debt conversion, converted instrument, amount				$ 186,736
Principal amount											$ 0
Interest rate						8.00%
Maturity date						Jan. 19, 2025
Conversion rate						$ 0.0001
Stock price				$ 0.0158
Risk-free interest rate				0.35%
Expected volatility rate				440.50%
Proceeds from convertible promissory notes						$ 270,000
Convertible common stock													397,145,607	501,802,789
Convertible notes payables and accrued interest													$ 164,815	$ 228,598
Convertible accrued interest				$ 62,302
Warrants expiration date				Dec. 31, 2021
Extinguishment of debt				$ 224,812
Repayment of Debt		$ 270,000
Accrued interest		$ 6,391
Accrued interest payable									$ 128,904				128,904
Amortization of debt discount													$ 153,000	$ 137,300